THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")
                                  Supplement to
                            Excel Executive Edge VUL
                        Prospectus Dated November 5, 2007
                          Supplement Dated May 1, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference.

1. Effective May 1, 2009, Union Central will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to the Separate Account Variable Investment Options section of your prospectus:

-----------------------------------------------------------------------------------------------------------------
                       FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                         Portfolio Type / Summary of Investment Strategy
-----------------------------------------------------------------------------------------------------------------
              AIM Variable Insurance Funds                            Invesco Aim Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -           High total return through growth of capital and current
                                                       income.
-----------------------------------------------------------------------------------------------------------------
   - Subadvisers:  Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
   (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
   Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
   Australia Limited
-----------------------------------------------------------------------------------------------------------------
            Calvert Variable Series, Inc.*                      Calvert Asset Management Company, Inc.
-----------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset  Long-term capital appreciation.
Management, Inc.
-----------------------------------------------------------------------------------------------------------------
         Fidelity(R) Variable Insurance Products                   Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class -       Long-term growth.
-----------------------------------------------------------------------------------------------------------------
  - Subadvisers: Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
  International Investment Advisors (U.K.) Limited; FMR Co., Inc., Fidelity Investments Japan Limited; and
  Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------
            PIMCO Variable Insurance Trust                     Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class     Total return.
-----------------------------------------------------------------------------------------------------------------

* This fund and its investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for this fund.

     Please see the respective fund prospectus for more information about the portfolios, including Portfolio Company Operating Expenses.

2.   On page 13, the following is added to the second paragraph after the chart:

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

3. The Union Central Life Insurance Company has changed its principal and home office address to 5900 'O' Street, Lincoln, Nebraska 68510. Any reference to the principal or home office address in the prospectus or Statement of Additional Information is hereby replaced. The administrative office for Union Central remains at 1876 Waycross Road, Cincinnati, Ohio 45240.

4. Union Central intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products.

5. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended.

  Please retain this Supplement with the current prospectus for your variable
           Policy issued by The Union Central Life Insurance Company.

             If you do not have a current prospectus, please contact
                        Union Central at 1-800-319-6902.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.893% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2010. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                           CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,247      3,062      2,877      2,616      2,431      2,247
--------------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,751      6,184      5,638      6,121      5,553      5,008
--------------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,524      9,352      8,269      9,894      8,722      7,639
--------------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,608     12,584     10,786     13,978     11,953     10,156
--------------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,046     15,891     13,200     18,416     15,261     12,570
--------------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,861     19,264     15,499     23,294     18,697     14,931
--------------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,099     22,711     17,688     28,595     22,207     17,184
--------------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,816     26,248     19,782     34,375     25,807     19,341
--------------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,093     29,907     21,810     40,715     29,529     21,432
--------------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     47,979     33,685     23,762     47,664     33,370     23,447
--------------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     97,289     56,607     33,786     97,289     56,607     33,786
--------------------------------------------------------------------------------------------------------------------
   20         406,219    300,000     300,000    180,964     86,997     44,279    180,964     86,997     44,279
--------------------------------------------------------------------------------------------------------------------
   25         614,327    300,000     300,000    316,166    124,020     52,152    316,166    124,020     52,152
--------------------------------------------------------------------------------------------------------------------
   30         906,623    300,000     300,000    532,687    169,279     56,172    532,687    169,279     56,172
--------------------------------------------------------------------------------------------------------------------
   35       1,327,483    340,254     300,000    877,077    224,808     54,387    877,077    224,808     54,387
--------------------------------------------------------------------------------------------------------------------
   40       1,946,029    398,266     300,000  1,421,798    290,979     43,289  1,421,798    290,979     43,289
--------------------------------------------------------------------------------------------------------------------
   45       2,876,592    466,054     300,000  2,278,398    369,137     15,609  2,278,398    369,137     15,609
--------------------------------------------------------------------------------------------------------------------
   50       4,285,083    545,796           0  3,620,962    461,206          0  3,620,962    461,206          0
--------------------------------------------------------------------------------------------------------------------
   55       6,453,853    642,567           0  5,720,892    569,591          0  5,720,892    569,591          0
--------------------------------------------------------------------------------------------------------------------
   60       9,731,735    753,791           0  9,055,220    701,390          0  9,055,220    701,390          0
--------------------------------------------------------------------------------------------------------------------
Age 100    13,594,188    858,727           0 13,331,033    842,104          0 13,331,033    842,104          0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,718      2,551      2,384      2,087      1,920      1,754
--------------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,847      5,341      4,855      5,216      4,710      4,225
--------------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,224      8,182      7,219      8,594      7,551      6,589
--------------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,884     11,082      9,484     12,254     10,452      8,854
--------------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,853     14,044     11,648     16,223     13,413     11,018
--------------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,156     17,060     13,706     20,589     16,493     13,138
--------------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,816     20,123     15,646     25,312     19,619     15,142
--------------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,876     23,239     17,476     30,435     22,798     17,035
--------------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,407     26,436     19,221     36,029     26,058     18,843
--------------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     42,448     29,709     20,871     42,133     29,394     20,556
--------------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     86,107     49,804     29,484     86,107     49,804     29,484
--------------------------------------------------------------------------------------------------------------------
   20         353,471    300,000     300,000    157,466     72,561     34,686    157,466     72,561     34,686
--------------------------------------------------------------------------------------------------------------------
   25         523,455    300,000     300,000    269,399     97,153     34,308    269,399     97,153     34,308
--------------------------------------------------------------------------------------------------------------------
   30         749,030    300,000     300,000    440,093    122,167     24,398    440,093    122,167     24,398
--------------------------------------------------------------------------------------------------------------------
   35       1,051,542    300,000           0    694,761    145,034          0    694,761    145,034          0
--------------------------------------------------------------------------------------------------------------------
   40       1,458,072    300,000           0  1,065,289    160,292          0  1,065,289    160,292          0
--------------------------------------------------------------------------------------------------------------------
   45       2,009,755    300,000           0  1,591,822    154,083          0  1,591,822    154,083          0
--------------------------------------------------------------------------------------------------------------------
   50       2,758,423    300,000           0  2,330,910     78,746          0  2,330,910     78,746          0
--------------------------------------------------------------------------------------------------------------------
   55       3,785,164          0           0  3,355,285          0          0  3,355,285          0          0
--------------------------------------------------------------------------------------------------------------------
   60       5,202,355          0           0  4,840,706          0          0  4,840,706          0          0
--------------------------------------------------------------------------------------------------------------------
Age 100     6,715,107          0           0  6,585,117          0          0  6,585,117          0          0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1             303,241    303,057   302,872         3,241     3,057      2,872      2,611     2,426    2,242
--------------------------------------------------------------------------------------------------------------------
   2             306,671    306,106   305,564         6,671     6,106      5,564      6,040     5,476    4,934
--------------------------------------------------------------------------------------------------------------------
   3             310,313    309,155   308,085        10,313     9,155      8,085      9,683     8,525    7,455
--------------------------------------------------------------------------------------------------------------------
   4             314,181    312,192   310,428        14,181    12,192     10,428     13,550    11,561    9,797
--------------------------------------------------------------------------------------------------------------------
   5             318,305    315,226   312,603        18,305    15,226     12,603     17,674    14,596   11,973
--------------------------------------------------------------------------------------------------------------------
   6             322,695    318,241   314,600        22,695    18,241     14,600     22,128    17,674   14,033
--------------------------------------------------------------------------------------------------------------------
   7             327,411    321,267   316,449        27,411    21,267     16,449     26,907    20,763   15,945
--------------------------------------------------------------------------------------------------------------------
   8             332,472    324,291   318,142        32,472    24,291     18,142     32,030    23,850   17,701
--------------------------------------------------------------------------------------------------------------------
   9             338,005    327,404   319,767        38,005    27,404     19,767     37,627    27,026   19,389
--------------------------------------------------------------------------------------------------------------------
   10            344,047    330,597   321,315        44,047    30,597     21,315     43,732    30,282   21,000
--------------------------------------------------------------------------------------------------------------------
   15            389,111    351,770   330,938        89,111    51,770     30,938     89,111    51,770   30,938
--------------------------------------------------------------------------------------------------------------------
   20            465,492    379,693   341,004       165,492    79,693     41,004    165,492    79,693   41,004
--------------------------------------------------------------------------------------------------------------------
   25            589,144    411,985   347,898       289,144   111,985     47,898    289,144   111,985   47,898
--------------------------------------------------------------------------------------------------------------------
   30            831,616    447,755   350,013       488,617   147,755     50,013    488,617   147,755   50,013
--------------------------------------------------------------------------------------------------------------------
   35          1,220,427    484,946   345,021       806,345   184,946     45,021    806,345   184,946   45,021
--------------------------------------------------------------------------------------------------------------------
   40          1,791,523    519,418   329,388     1,308,913   219,418     29,388  1,308,913   219,418   29,388
--------------------------------------------------------------------------------------------------------------------
   45          2,650,404    543,293         0     2,099,247   243,293          0  2,099,247   243,293        0
--------------------------------------------------------------------------------------------------------------------
   50          3,950,183    543,339         0     3,337,966   243,339          0  3,337,966   243,339        0
--------------------------------------------------------------------------------------------------------------------
   55          5,951,379    498,502         0     5,275,484   198,502          0  5,275,484   198,502        0
--------------------------------------------------------------------------------------------------------------------
   60          8,975,893    381,671         0     8,351,921    81,671          0  8,351,921    81,671        0
--------------------------------------------------------------------------------------------------------------------
Age 100       12,585,227          0         0    12,285,227         0          0 12,285,227         0        0
--------------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                         GUARANTEED CHARGES             CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            302,712   302,545    302,379        2,712      2,545     2,379      2,082      1,915     1,749
--------------------------------------------------------------------------------------------------------------------
   2            305,766   305,263    304,781        5,766      5,263     4,781      5,135      4,633     4,151
--------------------------------------------------------------------------------------------------------------------
   3            309,015   307,985    307,036        9,015      7,985     7,036      8,384      7,355     6,406
--------------------------------------------------------------------------------------------------------------------
   4            312,460   310,693    309,128       12,460     10,693     9,128     11,830     10,063     8,497
--------------------------------------------------------------------------------------------------------------------
   5            316,119   313,384    311,056       16,119     13,384    11,056     15,488     12,754    10,426
--------------------------------------------------------------------------------------------------------------------
   6            320,002   316,047    312,815       20,002     16,047    12,815     19,435     15,479    12,247
--------------------------------------------------------------------------------------------------------------------
   7            324,146   318,692    314,418       24,146     18,692    14,418     23,642     18,188    13,914
--------------------------------------------------------------------------------------------------------------------
   8            328,554   321,298    315,847       28,554     21,298    15,847     28,113     20,857    15,406
--------------------------------------------------------------------------------------------------------------------
   9            333,343   323,949    317,189       33,343     23,949    17,189     32,965     23,571    16,811
--------------------------------------------------------------------------------------------------------------------
   10           338,537   326,635    318,432       38,537     26,635    18,432     38,222     26,319    18,117
--------------------------------------------------------------------------------------------------------------------
   15           377,863   344,940    326,617       77,863     44,940    26,617     77,863     44,940    26,617
--------------------------------------------------------------------------------------------------------------------
   20           438,794   364,116    330,888      138,794     64,116    30,888    138,794     64,116    30,888
--------------------------------------------------------------------------------------------------------------------
   25           532,211   381,356    328,829      232,211     81,356    28,829    232,211     81,356    28,829
--------------------------------------------------------------------------------------------------------------------
   30           674,544   391,285    316,525      374,544     91,285    16,525    374,544     91,285    16,525
--------------------------------------------------------------------------------------------------------------------
   35           892,106   383,649          0      589,421     83,649         0    589,421     83,649         0
--------------------------------------------------------------------------------------------------------------------
   40         1,240,644   339,338          0      906,433     39,338         0    906,433     39,338         0
--------------------------------------------------------------------------------------------------------------------
   45         1,713,913         0          0    1,357,501          0         0  1,357,501          0         0
--------------------------------------------------------------------------------------------------------------------
   50         2,355,904         0          0    1,990,776          0         0  1,990,776          0         0
--------------------------------------------------------------------------------------------------------------------
   55         3,236,127         0          0    2,868,602          0         0  2,868,602          0         0
--------------------------------------------------------------------------------------------------------------------
   60         4,448,788         0          0    4,139,524          0         0  4,139,524          0         0
--------------------------------------------------------------------------------------------------------------------
Age 100       5,448,227         0          0    5,148,227          0         0  5,148,227          0         0
--------------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                           CURRENT CHARGES              GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,247      3,062      2,877      2,616      2,431      2,247
--------------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,751      6,184      5,638      6,121      5,553      5,008
--------------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,524      9,352      8,269      9,894      8,722      7,639
--------------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,608     12,584     10,786     13,978     11,953     10,156
--------------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,046     15,891     13,200     18,416     15,261     12,570
--------------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,861     19,264     15,499     23,294     18,697     14,931
--------------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,099     22,711     17,688     28,595     22,207     17,184
--------------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,816     26,248     19,782     34,375     25,807     19,341
--------------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,093     29,907     21,810     40,715     29,529     21,432
--------------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     47,979     33,685     23,762     47,664     33,370     23,447
--------------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     97,302     56,607     33,786     97,302     56,607     33,786
--------------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    181,649     86,997     44,279    181,649     86,997     44,279
--------------------------------------------------------------------------------------------------------------------
   25         418,792    300,000     300,000    322,147    124,046     52,152    322,147    124,046     52,152
--------------------------------------------------------------------------------------------------------------------
   30         664,658    300,000     300,000    553,882    169,455     56,172    553,882    169,455     56,172
--------------------------------------------------------------------------------------------------------------------
   35       1,075,070    300,000     300,000    934,843    226,362     54,387    934,843    226,362     54,387
--------------------------------------------------------------------------------------------------------------------
   40       1,643,773    316,111     300,000  1,565,498    301,058     43,289  1,565,498    301,058     43,289
--------------------------------------------------------------------------------------------------------------------
   45       2,739,111    416,423     300,000  2,608,677    396,594     15,609  2,608,677    396,594     15,609
--------------------------------------------------------------------------------------------------------------------
   50       4,529,216    539,976           0  4,313,539    514,262          0  4,313,539    514,262          0
--------------------------------------------------------------------------------------------------------------------
   55       7,426,462    689,942           0  7,072,821    657,087          0  7,072,821    657,087          0
--------------------------------------------------------------------------------------------------------------------
   60      11,687,505    841,875           0 11,687,505    841,875          0 11,687,505    841,875          0
--------------------------------------------------------------------------------------------------------------------
Age 100    17,585,779  1,030,214           0 17,585,779  1,030,214          0 17,585,779  1,030,214          0
--------------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                         GUARANTEED CHARGES             GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,718      2,551      2,384      2,087      1,920      1,754
--------------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,847      5,341      4,855      5,216      4,710      4,225
--------------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,224      8,182      7,219      8,594      7,551      6,589
--------------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,884     11,082      9,484     12,254     10,452      8,854
--------------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,853     14,044     11,648     16,223     13,413     11,018
--------------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,156     17,060     13,706     20,589     16,493     13,138
--------------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,816     20,123     15,646     25,312     19,619     15,142
--------------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,876     23,239     17,476     30,435     22,798     17,035
--------------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,407     26,436     19,221     36,029     26,058     18,843
--------------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     42,448     29,709     20,871     42,133     29,394     20,556
--------------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     86,099     49,804     29,484     86,099     49,804     29,484
--------------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    157,539     72,561     34,686    157,539     72,561     34,686
--------------------------------------------------------------------------------------------------------------------
   25         360,851    300,000     300,000    277,577     97,153     34,308    277,577     97,153     34,308
--------------------------------------------------------------------------------------------------------------------
   30         569,523    300,000     300,000    474,602    122,146     24,398    474,602    122,146     24,398
--------------------------------------------------------------------------------------------------------------------
   35         912,018    300,000           0    793,059    144,749          0    793,059    144,749          0
--------------------------------------------------------------------------------------------------------------------
   40       1,381,198    300,000           0  1,315,427    159,179          0  1,315,427    159,179          0
--------------------------------------------------------------------------------------------------------------------
   45       2,278,403    300,000           0  2,169,907    151,326          0  2,169,907    151,326          0
--------------------------------------------------------------------------------------------------------------------
   50       3,699,566    300,000           0  3,523,396     72,002          0  3,523,396     72,002          0
--------------------------------------------------------------------------------------------------------------------
   55       5,885,382          0           0  5,605,126          0          0  5,605,126          0          0
--------------------------------------------------------------------------------------------------------------------
   60       9,121,497          0           0  9,121,497          0          0  9,121,497          0          0
--------------------------------------------------------------------------------------------------------------------
Age 100    13,728,174          0           0 13,728,174          0          0 13,728,174          0          0
--------------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CURRENT CHARGES              GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1          303,241    303,057     302,872      3,241      3,057      2,872      2,611      2,426      2,242
--------------------------------------------------------------------------------------------------------------------
   2          306,671    306,106     305,564      6,671      6,106      5,564      6,040      5,476      4,934
--------------------------------------------------------------------------------------------------------------------
   3          310,313    309,155     308,085     10,313      9,155      8,085      9,683      8,525      7,455
--------------------------------------------------------------------------------------------------------------------
   4          314,181    312,192     310,428     14,181     12,192     10,428     13,550     11,561      9,797
--------------------------------------------------------------------------------------------------------------------
   5          318,305    315,226     312,603     18,305     15,226     12,603     17,674     14,596     11,973
--------------------------------------------------------------------------------------------------------------------
   6          322,695    318,241     314,600     22,695     18,241     14,600     22,128     17,674     14,033
--------------------------------------------------------------------------------------------------------------------
   7          327,411    321,267     316,449     27,411     21,267     16,449     26,907     20,763     15,945
--------------------------------------------------------------------------------------------------------------------
   8          332,472    324,291     318,142     32,472     24,291     18,142     32,030     23,850     17,701
--------------------------------------------------------------------------------------------------------------------
   9          338,005    327,404     319,767     38,005     27,404     19,767     37,627     27,026     19,389
--------------------------------------------------------------------------------------------------------------------
   10         344,047    330,597     321,315     44,047     30,597     21,315     43,732     30,282     21,000
--------------------------------------------------------------------------------------------------------------------
   15         389,111    351,770     330,938     89,111     51,770     30,938     89,111     51,770     30,938
--------------------------------------------------------------------------------------------------------------------
   20         465,493    379,693     341,004    165,493     79,693     41,004    165,493     79,693     41,004
--------------------------------------------------------------------------------------------------------------------
   25         589,194    411,985     347,898    289,194    111,985     47,898    289,194    111,985     47,898
--------------------------------------------------------------------------------------------------------------------
   30         789,330    447,755     350,013    489,330    147,755     50,013    489,330    147,755     50,013
--------------------------------------------------------------------------------------------------------------------
   35       1,113,323    484,946     345,021    813,323    184,946     45,021    813,323    184,946     45,021
--------------------------------------------------------------------------------------------------------------------
   40       1,638,420    519,418     329,388  1,338,420    219,418     29,388  1,338,420    219,418     29,388
--------------------------------------------------------------------------------------------------------------------
   45       2,490,458    543,293           0  2,190,458    243,293          0  2,190,458    243,293          0
--------------------------------------------------------------------------------------------------------------------
   50       3,875,683    543,339           0  3,575,683    243,339          0  3,575,683    243,339          0
--------------------------------------------------------------------------------------------------------------------
   55       6,133,296    498,502           0  5,833,296    198,502          0  5,833,296    198,502          0
--------------------------------------------------------------------------------------------------------------------
   60       9,832,372    381,671           0  9,532,372     81,671          0  9,532,372     81,671          0
--------------------------------------------------------------------------------------------------------------------
Age 100    14,453,099          0           0 14,153,099          0          0 14,153,099          0          0
--------------------------------------------------------------------------------------------------------------------

     Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                            EXECUTIVE EDGE               $ 300,000 BASE
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                         GUARANTEED CHARGES             GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                 CASH SURRENDER VALUE
          ----------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR    12% Gross   6% Gross    0% Gross     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
   1            302,712   302,545    302,379        2,712      2,545    2,379       2,082      1,915     1,749
--------------------------------------------------------------------------------------------------------------------
   2            305,766   305,263    304,781        5,766      5,263    4,781       5,135      4,633     4,151
--------------------------------------------------------------------------------------------------------------------
   3            309,015   307,985    307,036        9,015      7,985    7,036       8,384      7,355     6,406
--------------------------------------------------------------------------------------------------------------------
   4            312,460   310,693    309,128       12,460     10,693    9,128      11,830     10,063     8,497
--------------------------------------------------------------------------------------------------------------------
   5            316,119   313,384    311,056       16,119     13,384   11,056      15,488     12,754    10,426
--------------------------------------------------------------------------------------------------------------------
   6            320,002   316,047    312,815       20,002     16,047   12,815      19,435     15,479    12,247
--------------------------------------------------------------------------------------------------------------------
   7            324,146   318,692    314,418       24,146     18,692   14,418      23,642     18,188    13,914
--------------------------------------------------------------------------------------------------------------------
   8            328,554   321,298    315,847       28,554     21,298   15,847      28,113     20,857    15,406
--------------------------------------------------------------------------------------------------------------------
   9            333,343   323,949    317,189       33,343     23,949   17,189      32,965     23,571    16,811
--------------------------------------------------------------------------------------------------------------------
   10           338,537   326,635    318,432       38,537     26,635   18,432      38,222     26,319    18,117
--------------------------------------------------------------------------------------------------------------------
   15           377,863   344,940    326,617       77,863     44,940   26,617      77,863     44,940    26,617
--------------------------------------------------------------------------------------------------------------------
   20           438,794   364,116    330,888      138,794     64,116   30,888     138,794     64,116    30,888
--------------------------------------------------------------------------------------------------------------------
   25           532,196   381,356    328,829      232,196     81,356   28,829     232,196     81,356    28,829
--------------------------------------------------------------------------------------------------------------------
   30           674,132   391,285    316,525      374,132     91,285   16,525     374,132     91,285    16,525
--------------------------------------------------------------------------------------------------------------------
   35           887,349   383,649          0      587,349     83,649        0     587,349     83,649         0
--------------------------------------------------------------------------------------------------------------------
   40         1,203,004   339,338          0      903,004     39,338        0     903,004     39,338         0
--------------------------------------------------------------------------------------------------------------------
   45         1,664,342         0          0    1,364,342          0        0   1,364,342          0         0
--------------------------------------------------------------------------------------------------------------------
   50         2,334,454         0          0    2,034,454          0        0   2,034,454          0         0
--------------------------------------------------------------------------------------------------------------------
   55         3,300,309         0          0    3,000,309          0        0   3,000,309          0         0
--------------------------------------------------------------------------------------------------------------------
   60         4,703,405         0          0    4,403,405          0        0   4,403,405          0         0
--------------------------------------------------------------------------------------------------------------------
Age 100       5,843,165         0          0    5,543,165          0        0   5,543,165          0         0
--------------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.